                             PROSPECTUS SUPPLEMENT

            ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY INHEIRITAGE ACCOUNT (PROSPECTUS A), VEL ACCOUNT (87 AND 91),
   VEL II ACCOUNT (VEL 93) AND SEPARATE ACCOUNT VA-K (ALLMERICA ADVANTAGE)

               FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY
       INHEIRITAGE ACCOUNT (PROSPECTUS A), VEL II ACCOUNT (VEL 93) AND
          SEPARATE ACCOUNT VA-K (EXECANNUITY, ALLMERICA ADVANTAGE)

                          ALLMERICA INVESTMENT TRUST

   (SUPPLEMENT EFFECTIVE AUGUST 15, 1997 TO PROSPECTUSES DATED MAY 1, 1997)

At the Special Meeting of Shareholders of Allmerica Investment Trust ("Trust") which was held on August 15, 1997, shareholders approved all proposals, including (1) amendments to the Trust's Management Agreement and certain Sub-adviser Agreements and (2) amendments to the investment objectives, policies and restrictions of certain Funds of the Trust. The attached variable insurance product prospectus and Trust prospectus are hereby amended as follows (all references are to the Trust prospectus unless otherwise noted):

The second paragraph under "What are the Investment Objectives and Policies?" is amended to read:

      A Fund's investment objective and investment policies are not fundamental and may be changed without shareholder approval.

                                ---------------

The fifth paragraph under "Growth Fund - Investment Policies" in the section entitled "What are the Investment Objective and Policies?" is deleted.

                                ---------------

The following is included under "Investment Policies" in the section entitled "What are the Investment Objectives and Policies?" for the Growth Fund, Equity Index Fund, Investment Grade Income Fund and
Government Bond Fund:

      The Fund may invest up to 15% of its net assets in securities which are illiquid because they are not readily marketable.

                                ---------------

The following is included under "Investment Policies" in the section entitled "What are the Investment Objectives and Policies?" for the Select Income Fund:

      The Fund may invest up to 25% of its assets in lower-rated securities, commonly known as "junk bonds," which involve risks discussed under "Certain Investment Strategies and Policies." For more information concerning the rating categories of corporate debt securities, see the Appendix to the Prospectus.

                                ---------------

The following is included under "Investment Policies" in the section entitled "What are the Investment Objectives and Policies?" for the Investment Grade Income Fund and Government Bond Fund:

      Obligations in which the Fund may invest include debt obligations of supranational entities. Supranational entities include international organizations designed or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Obligations of supranational entities may be supported by appropriated but unpaid commitments of their member countries, and there is no assurance that these commitments will be undertaken or met in the future. The Fund may not invest more than 25% of its assets in debt obligations of supranational entities.

The following replaces the third from last paragraph under "Investment Policies" in the section entitled "What are the Investment Objectives and Policies?" for the Investment Grade Income Fund:

      The Fund may invest up to 25% of its assets in foreign securities (not including its investments in American
      Depositary Receipts).

                                ---------------

The following is included under "Investment Policies" in the section entitled "What are the Investment Objectives and Policies?" for the Money Market Fund:

      The Fund may invest up to 25% of its assets in U.S. dollar denominated foreign securities (not including its investments in American Depositary Receipts).

                                ---------------

The following is included under "Investment Policies" in the section entitled "What are the Investment Objectives and Policies?" for the Money Market Fund:

      The Fund may invest up to 10% of its net assets in securities which are illiquid because they are not readily marketable.

                                ---------------

The management and sub-advisory fee tables under "Management Fees and Expenses" of the Trust prospectus and the management and sub-advisory fee sections in the variable product prospectus are amended to read as follows:

      For the services to the Funds, the Manager receives fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below.

                  SELECT    SELECT CAPITAL  SMALL-MID       SELECT        SELECT
                AGGRESSIVE   APPRECIATION      CAP       INTERNATIONAL    GROWTH     GROWTH
                GROWTH FUND      FUND       VALUE FUND   EQUITY FUND       FUND       FUND
                ----------- --------------  ----------   -------------    ------     ------

    Manager Fee     (1)           (1)           (2)           (1)          0.85%       (1)


                  Equity     Select Growth    Select      Investment    Government   Money
                  Index      and Income       Income     Grade Income      Bond      Market
                   FUND          FUND          FUND          FUND          FUND       FUND
                  ------     -------------    ------     ------------   ----------   ------

    Manager Fee     (3)           (1)           (4)           (4)          0.50%       (3)

(1) The Manager's fees for the Select Aggressive Growth Fund, Select Capital Appreciation Fund, Select International Equity Fund, Growth Fund and Select Growth and Income Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:


                                                                       SELECT                        SELECT GROWTH
                             SELECT AGGRESSIVE    SELECT CAPITAL    INTERNATIONAL                     AND INCOME
            ASSETS              GROWTH FUND      APPRECIATION FUND   EQUITY FUND      GROWTH FUND         FUND
            ------           -----------------   -----------------  -------------     -----------    --------------

    First $100 Million......       1.00%              1.00%             1.00%            0.60%            0.75%
    $100 to $250 Million....       0.90%              0.90%             0.90%            0.60%            0.70%
    $250 to $500 Million....       0.85%              0.85%             0.85%            0.40%            0.65%
    Over $500 Million.......       0.85%              0.85%             0.85%            0.35%            0.65%

(2) The Manager's fee for the Small-Mid Cap Value Fund, computed daily at an annual rate based on the average daily net assets of the Fund, is based on the following schedule:

                        ASSETS                                     FEE RATE
                        ------                                     --------
                        First $100 Million......................     1.00%
                        Next $150 Million.......................     0.85%
                        Next $250 Million.......................     0.80%
                        Next $250 Million.......................     0.75%
                        Over $750 Million.......................     0.70%

    The Manager voluntarily has agreed to limit its fees to an annual rate of 0.90% of average daily net assets until further notice.

(3) The Manager's fees for the Equity Index Fund and Money Market Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                  EQUITY    MONEY
                                                  INDEX     MARKET
                   ASSETS                          FUND      FUND
                   ------                         ------    ------
                   First $50 Million...........    0.35%     0.35%
                   Next $200 Million...........    0.30%     0.25%
                   Over $250 Million...........    0.25%     0.20%

(4) The Manager's fees for the Select Income Fund and Investment Grade Income Fund, computed daily at an annual rate based on the average daily net assets of each Fund, are based on the following schedule:

                                                  SELECT    INVESTMENT
                                                  INCOME     GRADE
                   ASSETS                          FUND     INCOME FUND
                   ------                         ------    -----------
                   First $50 Million............   0.60%     0.50%
                   $50 to $100 Million..........   0.55%     0.45%
                   Over $100 Million............   0.45%     0.40%

    The Manager is responsible for the payment of all fees to the Sub-Advisers. The Manager pays each Sub-Adviser fees computed daily at an annual rate based on the average daily net asset value of each Fund as set forth below. In certain Funds, Sub-Adviser fees vary according to the level of assets in such Funds, which will reduce the fees paid by the Manager as Fund assets grow but will not reduce the operating expenses of such Funds.

                       SELECT       SELECT CAPITAL  SMALL-MID        SELECT        SELECT
                     AGGRESSIVE     APPRECIATION       CAP        INTERNATIONAL    GROWTH     GROWTH
                    GROWTH FUND         FUND        VALUE FUND     EQUITY FUND       FUND      FUND
                    -----------     --------------  ----------    -------------    ------     ------

    Sub-Adviser Fee      (5)             (5)            (6)            (7)            (8)         (9)


                       EQUITY    SELECT GROWTH     SELECT       INVESTMENT    GOVERNMENT     MONEY
                       INDEX      AND INCOME       INCOME      GRADE INCOME      BOND        MARKET
                        FUND         FUND           FUND           FUND          FUND         FUND
                       ------    -------------     ------      ------------   ----------     ------

    Sub-Adviser Fee     0.10%        (10)           0.20%         0.20%          0.20%        0.10%


(5) For their services, NACM and JCC will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Aggressive Growth Fund and Select Capital Appreciation Fund, respectively, under the following schedule:

                   ASSETS                         RATE
                   ------                         ----
                   First $100 Million...........  0.60%
                   Next $150 Million............  0.55%
                   Next $250 Million............  0.50%
                   Over $500 Million............  0.45%

(6) For its services, CRM will receive a fee computed daily at an annual rate based on the average daily net assets of the Small-Mid Cap Value Fund, under the following schedule:

                   ASSETS                         RATE
                   ------                         ----
                   First $100 Million...........  0.60%
                   Next $150 Million............  0.50%
                   Next $250 Million............  0.40%
                   Next $250 Million............  0.375%
                   Over $750 Million............  0.35%

(7) For its services, BIAM will receive a fee computed daily at an annual rate based on the average daily net assets of the Select International Equity Fund, under the following schedule:

                   ASSETS                         RATE
                   ------                         ----
                   First $50 Million............  0.45%
                   Next $50 Million.............  0.40%
                   Over $100 Million............  0.30%

(8) For its services, Putnam will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Growth Fund, under the following schedule:

                   ASSETS                         RATE
                   ------                         ----
                   First $50 Million............  0.50%
                   Next $100 Million............  0.45%
                   Next $100 Million............  0.35%
                   Next $100 Million............  0.30%
                   Over $350 Million............  0.25%

(9) For its services, MAS will receive a fee based on the aggregate assets of the Growth Fund and certain other accounts of the Manager and its affiliates which are managed by MAS, under the following schedule:

                   ASSETS                             RATE
                   ------                             ----
                   First $50 Million..............    0.50%
                   $50 Million to $100 Million....    0.375%
                   $100 Million to $500 Million...    0.25%
                   $500 Million to $850 Million...    0.20%
                   Over $850 Million..............    0.15%

(10) For its services, JAL will receive a fee computed daily at an annual rate based on the average daily net assets of the Select Growth and Income Fund, under the following schedule:

                   ASSETS                             RATE
                   ------                             ----
                   First $100 Million.............    0.40%
                   Next $200 Million..............    0.25%
                   Over $300 Million..............    0.30%

                                ---------------

The section on Foreign Securities under "Certain Investment Strategies and Policies" is amended to change the heading as follows and insert the following sentence after the fourth sentence of the first paragraph. (The last paragraph of the section is deleted).

         Foreign Securities (applicable to each Fund except the Government Bond Fund).

         The Money Market Fund may invest only in U.S. dollar denominated foreign securities.

The heading, first sentence of the first paragraph and the second paragraph of the section on Options and Futures Transactions under "Certain Investment Strategies and Policies" are amended to read:

         Options and Futures Transactions (applicable to each Fund except the Money Market Fund), Forward Contracts
         (applicable to Select Capital Appreciation Fund and
         Select International Equity Fund) and swaps (applicable to the Select Capital Appreciation Fund)

Through the writing and purchase of put and call options on its securities, financial indices and foreign currencies, and the purchase and sale of futures contracts and related options with respect to securities, financial indices and (in the case of the Select Capital Appreciation Fund and Select International Equity Fund) foreign currencies in which it may invest, each Fund except the Money Market Fund at times may seek to hedge against fluctuations in net asset value.

Additionally, the Select Capital Appreciation Fund and Select
International Equity Fund may invest in forward contracts and the Select Capital Appreciation Fund in Swaps which may expose these Funds to additional risks and transaction costs.

                                ---------------

The parenthetical phrase in the heading for the section on Restricted Securities under "Certain Investment Strategies and Policies" is deleted and the second sentence in the section is amended to read:

         However, each Fund will not invest more than 15% (10% for the Money Market Fund) of its net assets in restricted securities (and other securities deemed to be illiquid) unless the Board of Trustees determines, based upon a continuing review of the trading markets for the specific restricted security, that such restricted securities are liquid.

                                ---------------

The heading and first two paragraphs of the section on High Yield Securities under "Certain Investment Strategies and Policies" are amended to read as follows. Also, "25%" is added to the percentages listed in the next to last sentence of the last paragraph in the section.

         HIGH YIELD SECURITIES (APPLICABLE TO THE SELECT CAPITAL
         APPRECIATION FUND, SELECT GROWTH FUND, SELECT GROWTH AND
         INCOME FUND AND SELECT INCOME FUND)

         Corporate debt securities purchased by the Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Income Fund will be rated at the time of purchase B or better by Moody's or S&P, or equivalently rated by another NRSRO, or unrated but believed by the Sub-adviser to be of comparable quality under the guidelines established for the Funds. The Select Growth Fund and the Select Growth and Income Fund may not invest more than 15% of their assets, the Select Income Fund may not invest more than 25% of its assets and the Select Capital Appreciation Fund may not invest more than 35% of its assets at the time of investment in securities rated below Baa by Moody's or BBB by S&P, or equivalently rated by another NRSRO, or unrated but believed by the Sub-Adviser to be of comparable quality. Securities rated B by Moody's or S&P (or equivalently by another NRSRO) are below investment grade and are considered, on balance, to be predominantly speculative with respect to capacity to pay interest and repay principal and will generally involve more credit risk than securities in the higher rating categories.

         Periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated securities, commonly known as "high yield" securities or "junk bonds," and of the asset value of the Select Capital Appreciation Fund, Select Growth Fund, Select Growth and Income Fund and Select Income Fund. Many issuers of high yield corporate debt securities are leveraged substantially at times, which may impair their ability to meet debt service obligations. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress.

                                ---------------

The heading and next to last sentence of the first paragraph of the section on Asset-Backed Securities and Mortgage-Backed Securities under "Certain Investment Strategies and Policies" are amended to read as follows: (The last sentence of the first paragraph is deleted.)

    Asset-Backed Securities and Mortgage-Backed Securities
    (applicable to Select Income Fund, Investment Grade Income
    Fund, Government Bond Fund and Money Market Fund)

    A Fund will not invest more than 20% of its total assets in asset-backed securities.

                                ---------------

The heading for the section on Stripped Mortgage-Backed Securities under "Certain Investment Strategies and Policies" is amended to read:

    Stripped Mortgage-Backed Securities (applicable to Select
    Income Fund, Investment Grade Income Fund, Government Bond
    Fund and Money Market Fund)

                                ---------------

The following is inserted at the end of the section entitled "Certain Investment Strategies and Policies":

    STAND-BY COMMITMENTS (applicable to Select Income Fund,
    Investment Grade Income Fund, Government Bond Fund and Money
    Market Fund)

    Under a stand-by commitment, a dealer agrees to purchase from the Fund, at the Fund's option, specified securities at a specified price. Stand-by commitments are exercisable by the Fund at any time before the maturity of the underlying security, and may be sold, transferred or assigned by the Fund only with respect to the underlying instruments.

    Although stand-by commitments are often available without the payment of any direct or indirect consideration, if necessary or advisable, the Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities which are acquired subject to the commitment.

    Where the Fund pays any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund.

    The Fund will enter into stand-by commitments only with banks and broker-dealers which present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Sub-Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information.

    The Fund will acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining the Fund's net asset value.